Income Taxes - Summary of Reconciliation of Income Tax Computed at Federal Statutory Rates (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Tax provision at U.S. statutory rate					$ (9,617)	$ (8,784)
Permanent differences					695	321
Change in valuation allowance					9,374	9,609
Research and development credits					(849)	(985)
Other					398	(131)
Provision for income taxes	$ 0	$ 1	$ 0	$ 0	$ 1	$ 30